Consolidated Statements of Cash Flows - CAD CAD in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Operating Activities
Net income/(loss)	CAD 236,998	CAD 397,416	CAD (1,523,403)
Non-cash items add/(deduct):
Depletion, depreciation and accretion	250,774	328,964	508,179
Asset impairment		301,171	1,352,428
Changes in fair value of derivative instruments	(6,184)	105,026	169,336
Deferred income tax expense/(recovery)	129,945	(234,847)	(150,588)
Foreign exchange (gain)/loss on debt and working capital	(42,623)	(40,634)	160,791
Share-based compensation	22,576	27,014	19,587
Translation of U.S. dollar cash held in Canada	10,978
Gain on divestment of assets	(78,400)	(559,235)
Gain on prepayment of senior notes		(19,270)
Derivative settlement of foreign exchange swaps			(43,229)
Asset retirement obligation expenditures	(12,907)	(8,390)	(14,935)
Changes in non-cash operating working capital	(35,032)	15,075	(12,830)
Cash flow from operating activities	476,125	312,290	465,336
Financing Activities
Proceeds from the issuance of shares (net of issue costs)		220,410	3,205
Dividends	(29,017)	(39,230)	(144,275)
Bank credit facility	(23,272)	(55,999)	6,626
Senior notes	(29,084)	(335,400)	(103,198)
Derivative settlement on senior notes			43,229
Cash flow from/(used in) financing activities	(81,373)	(210,219)	(194,413)
Investing Activities
Capital and office expenditures	(459,152)	(260,083)	(545,461)
Property and land acquisitions	(13,276)	(126,126)	(9,552)
Property divestments	56,196	670,364	286,614
Cash flow from/(used in) investing activities	(416,232)	284,155	(268,399)
Effect of exchange rate changes on cash and cash equivalents	(25,277)	(419)	2,938
Change in cash and cash equivalents	(46,757)	385,807	5,462
Cash and cash equivalents, beginning of year	393,305	7,498	2,036
Cash and cash equivalents, end of year	CAD 346,548	CAD 393,305	CAD 7,498